10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Lampyon Canada Inc
Increase (decrease) in number of ordinary shares issued	[1]	233,450
Issue of equity	[1]	$ 43,915
Issue of equity		$ 780,836	$ 1,587,799

[1]	See Note 11.